United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: December 31,2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	400 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	January 24, 2012

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	71

Form 13F Information Table Value Total:	193491 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DuPont PFD $3.50 SER A         PFD              263534208      304     3500 SH       Sole                     1200              2300
3M Company                     COM              88579y101     1325    14275 SH       Sole                     2475             11800
ABB AB Spons ADR               COM              000375204     4333   208400 SH       Sole                    46100            162300
AT & T Corp.                   COM              00206R102      751    22267 SH       Sole                     1272             20995
Abbott Laboratories            COM              002824100     4215    64350 SH       Sole                     2000             62350
Anadarko Petroleum             COM              032511107     5070    68225 SH       Sole                     5000             63225
Analog Devices                 COM              032654105     3321    78950 SH       Sole                     3200             75750
Automatic Data Proc            COM              053015103      245     4300 SH       Sole                                       4300
AvalonBay Communities          COM              053484101      410     3027 SH       Sole                     1031              1996
Barrick Gold Corp              COM              067901108     6308   180184 SH       Sole                    20750            159434
CVS/Caremark Corp.             COM              126650100     8009   165644 SH       Sole                    24200            141444
Caterpillar                    COM              149123101      242     2700 SH       Sole                                       2700
Chevron Corp.                  COM              166764100      737     6815 SH       Sole                                       6815
Cintas Corp                    COM              172908105      242     5925 SH       Sole                                       5925
Cisco Systems                  COM              17275R102     3880   197475 SH       Sole                    36900            160575
Coca-Cola Co.                  COM              191216100      218     6020 SH       Sole                                       6020
Colgate Palmolive              COM              194162103      892     8528 SH       Sole                     2100              6428
Conocophillips                 COM              20825C104     3695    63712 SH       Sole                    10300             53412
Corning                        COM              219350105     3546   280950 SH       Sole                    37450            243500
Costco Wholesale Corp.         COM              22160k105     1418    14367 SH       Sole                     2200             12167
Devon Energy                   COM              25179M103     4820    92630 SH       Sole                     9100             83530
Diebold Inc.                   COM              253651103     3271   106875 SH       Sole                     3000            103875
Dow Chemical                   COM              260543103     3162    97800 SH       Sole                    18400             79400
DuPont                         COM              263534109     4937   109758 SH       Sole                    15000             94758
Duke Energy Corp.              COM              26441C204     3416    53548 SH       Sole                      633             52915
EMC Corp.                      COM              268648102     1323    52300 SH       Sole                    26100             26200
EOG Resources, Inc.            COM              26875P101      978     8100 SH       Sole                     1700              6400
Exxon Mobil                    COM              30231G102      980    11320 SH       Sole                     2345              8975
Fedex Corp.                    COM              31428X106      271     2950 SH       Sole                      500              2450
General Electric               COM              369604103     5915   281781 SH       Sole                    56842            224939
General Mills                  COM              370334104      513    12700 SH       Sole                                      12700
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     5367   123475 SH       Sole                    16400            107075
Halliburton Co.                COM              406216101     2771    79875 SH       Sole                    17600             62275
Home Depot Inc.                COM              437076102      631    10200 SH       Sole                     1800              8400
Honeywell Int'l                COM              438516106     6312    99443 SH       Sole                    17400             82043
ISC8 Inc.                      COM              450098108        8    79311 SH       Sole                                      79311
Int'l Bus Machines             COM              459200101     1205     6290 SH       Sole                     1280              5010
Intel                          COM              458140100     3708   179820 SH       Sole                    40245            139575
International Paper            COM              460146103     5512   138350 SH       Sole                    22900            115450
JP Morgan Chase & Co.          COM              46625H100      359     8158 SH       Sole                     4458              3700
Johnson & Johnson              COM              478160104     6502    92748 SH       Sole                    11250             81498
Kimberly-Clark                 COM              494368103      800     9475 SH       Sole                     2000              7475
Lilly, Eli                     COM              532457108     2772    56200 SH       Sole                    12200             44000
Lufkin Industries Inc.         COM              549764108      445     7650 SH       Sole                     3300              4350
Marathon Oil Corp.             COM              565849106     5290   172550 SH       Sole                    17500            155050
Merck & Co.                    COM              58933Y105     5493   134178 SH       Sole                    23000            111178
Microsoft                      COM              594918104     3859   144471 SH       Sole                    28350            116121
National Fuel Gas              COM              636180101      712    14050 SH       Sole                     5500              8550
Nestle S A ADR                 COM              641069406     3494    53612 SH       Sole                    13775             39837
Newmont Mining Corp.           COM              651639106     4151    89375 SH       Sole                    15000             74375
Novartis AG ADR                COM              66987V109     6209    98095 SH       Sole                    16150             81945
Paccar Inc.                    COM              693718108     4576   101224 SH       Sole                    20400             80824
Paychex Inc                    COM              704326107      608    19549 SH       Sole                     2100             17449
Pfizer Inc.                    COM              717081103     5512   219776 SH       Sole                    46700            173076
Philips Elec ADR               COM              500472303     2253    84886 SH       Sole                    20400             64486
Plum Creek Timber              COM              729251108      495    11150 SH       Sole                     1400              9750
Procter & Gamble               COM              742718109     6268    92319 SH       Sole                    13800             78519
QEP Resources                  COM              74733V100      493    16300 SH       Sole                     7000              9300
Questar Corp.                  COM              748356102      381    19300 SH       Sole                     7000             12300
Royal Dutch Shell PLC ADR A    COM              780259206      228     3313 SH       Sole                                       3313
Schlumberger, Ltd.             COM              806857108     4718    68078 SH       Sole                    12600             55478
Southern Co.                   COM              842587107      456    10650 SH       Sole                     1250              9400
Stryker                        COM              863667101      362     6600 SH       Sole                                       6600
Sysco                          COM              871829107      201     6333 SH       Sole                                       6333
Talisman Energy Inc.           COM              87425E103     3219   284100 SH       Sole                    58200            225900
Unilever PLC ADR               COM              904767704     7787   201116 SH       Sole                    29380            171736
Union Pacific Corp.            COM              907818108      419     3332 SH       Sole                                       3332
United Technologies            COM              913017109     3408    41551 SH       Sole                     9800             31751
Weyerhaeuser Co.               COM              962166104     6841   245900 SH       Sole                    40200            205700
Exxon Mobil                    COM              30231G102      303     3500 SH       Sole                                       3500
LA Cent Oil&Gas Co.            COM              546234204      619      225 SH       Sole                      225